PROPERTY, PLANT AND EQUIPMENT, NET - Schedule Of Property Plant And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 46,321	$ 26,758
Accumulated depreciation	(10,791)	(7,237)
Property, plant and equipment, net	35,530	19,521
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,607	5,742
Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,209	0
Ground Station Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,944	1,331
Office Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,239	2,106
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	142	149
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,533	7,391
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 23,647	$ 10,039